Equity-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Option Award Valuation Assumptions

The table below sets forth the assumptions used in valuing such options.

Issuances During the Nine Months Ended September 30, 2012
Expected term of options	5.5 years
Expected volatility	54.74%
Risk-free interest rate range	1.24%-1.37%

The table below sets forth the assumptions used in valuing such options.

	2011	2010
Expected term of options	5.5 years	7 years
Expected volatility-range used	54.74%	87.49%-87.82
Expected volatility-weighted average	54.74%	87.66%
Risk-free interest rate-range used	1.60%-2.79%	2.11%-2.76%

Stock Options Summary

Shares obtained from the exercise of our options are subject to various trading restrictions.

	Options Pursuant to the Plan	Weighted Average Exercise Price Per Share	Weighed Average Fair Value of Options Granted During the Year	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Issued and outstanding as of December 31, 2009	—	$—
Granted	1,375,000	0.16	$0.12
Acquired in Acquisition	1,052,079	0.78

Issued and outstanding as of December 31, 2010	2,427,079	0.43
Granted	750,000	0.69	$0.35

Issued and outstanding as of December 31, 2011	3,177,079	$0.49		5.5	$—

Exercisable as of December 31, 2011	1,510,412	$0.59		4.8	$—